ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable for acquisition of property, plant and equipment	$ 36,724	$ 39,289
Consideration payable in connection with acquisition of Mengfeng	2,487	2,481
Advance from former shareholder of Mengfeng	12	12
Payable to local industrial zone	2,416	3,997
Accrued salary, bonus and welfare	4,483	5,007
Accrued sales commissions	12,287	15,785
Other taxes payable	2,698	3,536
Accrued interest	1,387	1,388
Deferred other income (incentive from ADS depository bank)		1,605
Payable for legal and product defect claims		5,110
Others	14,289	10,167
Accrued Liabilities and Other Liabilities	$ 76,783	$ 88,377